SHARE-BASED PAYMENTS - Employee share purchase plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based payment transaction
Share-based compensation expense	$ 17.2	$ 23.7
ESPP
Share-based payment transaction
Maximum contribution of annual base salary of employees (as a percent)	10.00%
Employer contributions (as a percent)	50.00%
Share-based compensation expense	$ 2.5	$ 2.8